                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
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Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Daniel L. Goodwin
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   Address:      2901 Butterfield Road
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                 Oak Brook, IL 60523
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Form 13F File Number: 28-13434
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel L. Goodwin
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Title:
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Phone:   (630) 218-8000
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Signature, Place, and Date of Signing:

       /S/ DANIEL L. GOODWIN            Oak Brook, IL     February 25, 2009
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           [Signature]                  [City, State]           [Date]

This amendment is intended to restate only the holdings of the securities included in the attached information table and is not otherwise intended to supersede the previous Form 13F-HR filed on February 17, 2009 by the Institutional Investment Manager for the quarter ended September 30, 2007. The lines in the attached information table that correspond to the shares of common stock of Progress Energy Inc. (CUSIP Number 743263 10 5) are intended to communicate that the Institutional Investment Manger filing this report did not exercise Investment Discretion over any shares of that security.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
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Form 13F Information Table Entry Total: 6 (data records)
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Form 13F Information Table Value Total: $1,277 (x1000)
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                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number    Name

    1.        28-13432                The Inland Group, Inc.
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    2.        28-13457                Inland Real Estate Investment Corporation
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    3.        28-13252                Inland Investment Advisors, Inc.
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                           FORM 13F INFORMATION TABLE

                                                                     SHRS
                                                            VALUE    OR      SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                                                     PRN
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)  AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
MORGAN STANLEY HIGH YIELD FD  COM             61744M 10 4      $157  27,332  SH   -     OTHER       1, 2, 3        0  27,332     0
MORGAN STANLEY HIGH YIELD FD  COM             61744M 10 4       $94  16,400  SH   -     DEFINED     1, 2, 3   16,400       0     0
PROGRESS ENERGY INC           COM             743263 10 5        $0       0  SH   -     OTHER       1, 2, 3        0       0     0
PROGRESS ENERGY INC           COM             743263 10 5        $0       0  SH   -     DEFINED     1, 2, 3        0       0     0
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT      746922 10 3       $60   5,200  SH   -     OTHER       1, 2, 3        0   5,200     0
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT      746922 10 3      $966  83,600  SH   -     DEFINED     1, 2, 3   83,600       0     0

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